Exhibit 99.1

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

Collection Period Start	1-Jan-23	Distribution Date	15-Feb-23
Collection Period End	31-Jan-23	30/360 Days	30
Beg. of Interest Period	17-Jan-23	Actual/360 Days	29
End of Interest Period	15-Feb-23

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,212,135,507.43	1,050,541,349.08	1,026,633,310.29	0.8469625
Total Securities		1,212,135,507.43	1,050,541,349.08	1,026,633,310.29	0.8469625
Class A-1 Notes	2.021000%	118,300,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.450000%	209,000,000.00	185,442,387.15	172,433,326.73	0.8250398
Class A-2b Notes	4.958710%	175,100,000.00	155,363,454.50	144,464,476.13	0.8250398
Class A-3 Notes	3.810000%	362,000,000.00	362,000,000.00	362,000,000.00	1.0000000
Class A-4 Notes	3.870000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	272,735,507.43	272,735,507.43	272,735,507.43	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	13,009,060.42	533,146.86	62.2443082	2.5509419
Class A-2b Notes	10,898,978.37	620,601.87	62.2443082	3.5442711
Class A-3 Notes	0.00	1,149,350.00	0.0000000	3.1750000
Class A-4 Notes	0.00	241,875.00	0.0000000	3.2250000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,908,038.79	2,544,973.73

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					13,546,747.43
Monthly Interest					5,050,109.80

Total Monthly Payments					18,596,857.23
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					430,933.08
Aggregate Sales Proceeds Advance					559,571.78

Total Advances					990,504.86
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					10,110,891.61
Excess Wear and Tear and Excess Mileage					1,780.75
Remaining Payoffs					0.00
Net Insurance Proceeds					2,198,697.13
Residual Value Surplus					23,304.78

Total Collections					31,922,036.36

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		651,641.00			25
Involuntary Repossession		145,574.00			6
Voluntary Repossession		52,929.00			2
Full Termination		—			—
Bankruptcty		31,280.00			1
Insurance Payoff			2,189,267.10		82
Customer Payoff				213,260.44	9
Grounding Dealer Payoff				8,937,393.74	394
Dealer Purchase				—	—

Total		881,424.00	2,189,267.10	9,150,654.18	519

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,321	1,149,808,376.16	7.00000%	1,050,541,349.08
Total Depreciation Received		(14,396,200.97)		(12,329,013.26)
Principal Amount of Gross Losses	(103)	(2,597,934.58)		(2,391,960.32)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(5)	(158,843.38)		(139,681.91)
Scheduled Terminations	(429)	(9,687,594.76)		(9,047,383.30)

Pool Balance - End of Period	44,784	1,122,967,802.47		1,026,633,310.29
Remaining Pool Balance
Lease Payment				289,422,795.09
Residual Value				737,210,515.20

Total				1,026,633,310.29

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	31,922,036.36
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	31,922,036.36
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	580,899.61
3. Reimbursement of Sales Proceeds Advance	441,375.59
4. Servicing Fee:
Servicing Fee Due	875,451.12
Servicing Fee Paid	875,451.12
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,897,726.32
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	533,146.86
Class A-2a Notes Monthly Interest Paid	533,146.86
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	620,601.87
Class A-2b Notes Monthly Interest Paid	620,601.87
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,149,350.00
Class A-3 Notes Monthly Interest Paid	1,149,350.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	241,875.00
Class A-4 Notes Monthly Interest Paid	241,875.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,544,973.73
Total Note and Certificate Monthly Interest Paid	2,544,973.73
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	27,479,336.31
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,908,038.79
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	23,908,038.79
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,571,297.52

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,848,542.03
Required Reserve Account Amount			7,878,880.80
Beginning Reserve Account Balance			7,878,880.80
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,878,880.80
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			3,571,297.52
Gross Reserve Account Balance			11,450,178.32
Remaining Available Collections Released to Seller			3,571,297.52
Total Ending Reserve Account Balance			7,878,880.80

V. POOL STATISTICS

Weighted Average Remaining Maturity			16.78
Monthly Prepayment Speed			85%
Lifetime Prepayment Speed			88%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,484,286.94
Securitization Value of Defaulted Receivables and Casualty Receivables		2,391,960.32	103
Aggregate Defaulted and Casualty Gain (Loss)		92,326.62
Pool Balance at Beginning of Collection Period		1,050,541,349.08
Net Loss Ratio
Current Collection Period		0.0088%
Preceding Collection Period		0.0211%
Second Preceding Collection Period		0.0142%
Third Preceding Collection Period		0.0392%
Cumulative Net Losses for all Periods		-0.1670%	(2,024,743.85)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.39%	4,115,994.28	169
61-90 Days Delinquent	0.09%	993,328.46	39
91-120 Days Delinquent	0.03%	275,812.08	10
More than 120 Days	0.01%	72,579.08	3

Total Delinquent Receivables:	0.51%	5,457,713.90	221

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.13%	0.11%
Preceding Collection Period		0.13%	0.12%
Second Preceding Collection Period		0.14%	0.13%
Third Preceding Collection Period		0.12%	0.11%
60 Day Delinquent Receivables		1,439,090.75
Delinquency Percentage		0.14%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		651,641.00	25
Securitization Value		646,551.23	25

Aggregate Residual Value Surplus (Loss)		5,089.77

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		3,137,530.00	117
Cumulative Securitization Value		3,130,989.22	117

Cumulative Residual Value Surplus (Loss)		6,540.78

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			601,804.94
Reimbursement of Outstanding Advance			441,375.59
Additional Advances for current period			559,571.78

Ending Balance of Residual Advance			720,001.13

Beginning Balance of Payment Advance			1,458,198.34
Reimbursement of Outstanding Payment Advance			580,899.61
Additional Payment Advances for current period			430,933.08

Ending Balance of Payment Advance			1,308,231.81

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO